COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14 – COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments

1)	Obligation to pay royalties to the State of Israel

Royalties may be payable to the State of Israel (represented by the Israel Innovation Authority, or IIA), on proceeds from the sale or license of products whose development was supported by grants from the IIA. Such royalties are generally 3% in the first three years from initial repayment, 4% of sales in the three subsequent years and 5% of sales in the seventh year until repayment of 100% of the grants (linked to the dollar) received, plus annual interest at the 12-month SOFR rate as published on the first trading day of each calendar year. Under certain circumstances, the royalty rate is calculated according to a formula based on the ratio of participation by the IIA in the project to the project’s total accumulated costs.

Other than motixafortide (see next paragraph), the Company does not have any royalty obligation in respect of products supported by the IIA.

In connection with the in-licensing of motixafortide from Biokine Therapeutics Ltd. (“Biokine”), and as a condition to IIA consent to the transaction, the Company agreed to abide by any obligations resulting from funds previously received by Biokine from the IIA. The contingent liability to the IIA assumed by the Company relating to this transaction amounts to $2.5 million as of December 31, 2025. In this regard, and in connection with the out-licensing transactions with Gloria (see Note 15) and with Ayrmid (see Note 16), as well as with the direct sales of motixafortide in the U.S. during the period from product launch through the transaction with Ayrmid, the royalty rate agreed with the IIA for motixafortide consideration received is 3.9% for sub-license consideration and 4% for direct product sales. The Company has a full right of offset for amounts payable to the IIA from all payments due to Biokine in the future.

2)	Licensing agreements

In connection with the development of therapeutic compounds, the Company may enter into in-licensing agreements with academic institutions, research institutions and companies (the “licensors”). Pursuant to these licensing agreements, the Company generally obtains the rights for one or more therapeutic compounds in pre-clinical and early clinical stages of development, in order to continue development of the compounds through more advanced stages of development and, subsequently, to manufacture, distribute and market the drugs or to out-license the development, manufacturing and commercialization rights to third parties.

The licenses that have been granted to the Company are broad and comprehensive, and generally include various provisions and usage rights as follows: (i) territorial scope of the license (global); (ii) term of the license (unrestricted but not shorter than the life of the patent); and (iii) development of the therapeutic compound (allowing the Company to perform all development activities on its own, or by outsourcing under Company supervision, as well as out-licensing development under the license to other companies, subject to the provisions of the licensing agreements).

According to the provisions of the licensing agreements, the intellectual property rights in the development of any licensed technology, through the date the applicable license agreement is effective, remain with the licensor, while the rights in products and/or other deliverables developed by the Company after the license is granted belong to the Company. In cases where the licensor has a claim to an invention that was jointly developed with the Company, the licensor also co-owns the related intellectual property. In any event, the scope of the license also covers these intellectual property rights.

In addition, the Company generally undertakes in the licensing agreements to protect registered patents resulting from developments under the various licenses, to promote the registration of patents covering new developments in cooperation with the licensor, and to bear responsibility for all related costs. Pursuant to the various agreements, the Company generally works to register the various patents on a broad basis worldwide, and if the Company decides not to initiate or continue a patent registration proceeding in a given country, the Company is required to notify the applicable licensor to this effect, and the licensor is entitled to take action for registration of the patent in such country.

The consideration paid pursuant to the licensing agreements generally includes several components that may be payable over the license period and that relate, inter alia, to the progress made in research and development activities, as well as commercial success, as follows: (a) a one-time, up-front payment and/or periodic payments; (b) payments through the early stages of development (i.e., through the end of phase 2); (c) payments upon the achievement of milestones necessary for advancing to phase 3; (d) payments from the end of a successful phase 3 trial through approval of the therapeutic compound; and e) royalties on sales of the final product resulting from development under the license or including any component thereof, generally less than 5% of the Company’s net sales of the product, although in specific instances (for example, with regard to motixafortide, where the royalty rate on net sales directly commercialized by the Company payable to Biokine is 10%) the royalty rate has been higher or lower than this range. In instances where the Company has out-licensed the product for further development, the Company pays a percentage of the net consideration received from the licensee (“Sublicense Receipts”) to the upstream licensor that generally range from 20% to 29.5% of such consideration, although in specific instances the percentage paid has been higher or lower than this range. These Sublicense Receipts generally take the place of most or all of the milestone and royalty payments set forth in (b) through (e) above.

The license agreements may be cancelled by the licensor only in specific circumstances, generally upon the occurrence of one of the following events: (a) the Company’s failure to meet certain milestones stipulated in the applicable license agreement and appended timetables; (b) default, insolvency, receivership, liquidation, etc., of the Company that is not imposed and/or lifted within the timeframe stipulated in the license agreement; and (c) fundamental breach of the license agreement that is not corrected within the stipulated timeframe. The Company may generally cancel a license agreement with prior notice of 30 to 90 days, due to unsuccessful development or any other cause.

Some of the license agreements have been accompanied by consulting, support and cooperation agreements, pursuant to which the Company may be committed to pay the various licensers a fixed monthly amount over the period stipulated in the agreement for their assistance in the continued research and development under the license.

3)	Commitments in respect of Biokine

In accordance with the license agreement of motixafortide with Biokine (as amended), the Company is required to pay Biokine a payment of 20% of amounts received as consideration in connection with any sublicensing or sale of the licensed technology. Biokine is also eligible to receive up to a total of $2.5 million in future milestone payments. Subject to certain limitations, if the Company independently sells products related to motixafortide, the Company will pay Biokine a royalty payment of 10% of net sales.

4)	Purchase orders

The Company’s outstanding open purchase order commitments as of December 31, 2025 amounted to $2.4 million.

b.	Guarantees

To secure the Company’s lease obligation on its Israeli premises, the Company has provided a bank guarantee in the amount of $100,000 for the benefit of the lessor, which remains outstanding as of December 31, 2025.

c.	Contingent liabilities

In June 2024, Biokine Therapeutics Ltd. (“Biokine”), filed a complaint with the District Court of Jerusalem against the Company. The complaint alleged breach of contract and a purported failure to make certain payments to Biokine under the Company’s in-licensing agreement with Biokine for motixafortide. The lawsuit sought compensatory damages in the amount of approximately $6.5 million and a declaratory judgment in favor of Biokine. The Company filed a statement of defense in November 2024. In November 2024, the Company and Biokine entered into an agreement to refer the dispute to binding arbitration, and the claim was withdrawn. During the first quarter of 2025, Biokine filed an updated complaint under the arbitration, increasing the damages to the amount of approximately $7.2 million.

In February 2026, the arbitrator issued a final decision in the case, denying all claims asserted by Biokine against the Company, and awarding the Company expenses, including legal fees.